Unaudited interim condensed consolidated balance sheets - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Cash and cash equivalents	SFr 337.1	SFr 371.0
Trade receivables	252.7	174.6
Inventories	435.9	395.6
Other current financial assets	43.1	33.2
Other current operating assets	86.8	77.0
Current assets	1,155.6	1,051.5
Property, plant and equipment	84.3	77.2
Right-of-use assets	152.9	151.6
Intangible assets	67.4	70.3
Deferred tax assets	76.9	31.7
Non-current assets	381.5	330.9
Assets	1,537.1	1,382.4
Trade payables	90.0	111.0
Other current financial liabilities	33.7	31.2
Other current operating liabilities	159.8	81.7
Current provisions	8.6	5.0
Income tax liabilities	37.0	13.9
Current liabilities	329.1	242.7
Employee benefit obligations	5.8	6.3
Non-current provisions	8.1	7.2
Other non-current financial liabilities	140.9	138.8
Deferred tax liabilities	26.6	17.9
Non-current liabilities	181.4	170.2
Share capital	33.5	33.5
Treasury shares	(26.4)	(26.1)
Capital reserves	1,118.6	1,105.1
Other reserves	(3.7)	(0.0)
Accumulated losses	(95.2)	(142.9)
Equity	1,026.7	969.5
Equity and liabilities	SFr 1,537.1	SFr 1,382.4